Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	[1]	Dec. 31, 2022	[1]	Dec. 31, 2021	[1]	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Statement Line Items [Line Items]
Revenue	$ 183,018		$ 146,314		$ 142,082		$ 121,329		$ 100,002		$ 75,826
Royalty	(9,263)		(7,637)		(7,124)		(6,083)		(5,007)		(3,854)
Production costs	(80,744)		(82,709)		(62,998)		(53,126)		(43,711)		(36,400)
Depreciation	(16,021)		(14,486)		(10,141)		(8,046)		(4,628)		(4,434)
Gross profit	76,990		41,482		61,819		54,074		46,656		31,138
Net foreign exchange (loss) gain	(9,722)		(6,772)		(5,677)		(1,031)	[2]	(550)	[2]	5,580
Administrative expenses	(15,658)		(17,429)		(11,941)		(9,091)		(7,997)		(5,637)
Net derivative financial instrument expense	(831)		(1,119)		(1,198)		(240)		(266)		(601)
Equity-settled share-based expense	(1,054)		(640)		(484)		0		0		0
Cash-settled share-based expense	(201)		(463)		(609)		(477)		(1,413)		(689)
Profit on sale of subsidiary	0		0		0		0		0		(5,409)
Other expenses	(6,940)	[3]	(4,367)	[4]	(11,782)	[5]	(7,136)	[6]	(5,315)	[7]	(666)	[8]
Other income	1,090		263		60		46		4,765		2,274
Operating profit	43,674		10,955	[2]	30,188	[2]	36,145	[2]	35,880	[2]	36,808	[2]
Finance income	26		39		17		14		62		146
Finance cost	(3,157)		(3,024)		(657)		(375)		(367)		(344)
Profit before tax	(40,543)		(7,970)		(29,548)		(35,784)		(35,575)		(36,610)
Tax expense	(17,489)		(12,810)	[2]	(14,359)	[2]	(13,804)	[2]	(12,531)	[2]	(10,927)	[2]
Profit (loss) for the year	23,054		(4,840)	[2],[9]	15,189	[2],[10],[11]	21,980	[2],[10],[11]	23,044	[2]	25,683	[2]
Other comprehensive income
Exchange differences on translation of foreign operations	(116)		(622)		(462)		(531)		(173)		49
Reclassification of accumulated exchange differences on the sale of subsidiary	0		0		0		0		0		(2,109)
Total comprehensive income for the year	22,938		(5,462)		14,727		21,449		22,871		23,623
Profit (loss) attributable to:
Owners of the Company	17,899		(7,862)	[2]	11,239	[2]	17,396	[2]	18,859	[2]	21,305	[2]
Non-controlling interests	5,155		3,022		3,950		4,584		4,185		4,378
Profit (loss) for the year	23,054		(4,840)	[2],[9]	15,189	[2],[10],[11]	21,980	[2],[10],[11]	23,044	[2]	25,683	[2]
Total comprehensive income attributable to:
Owners of the Company	17,783		(8,484)		10,777		16,865		18,686		19,245
Non-controlling interests	5,155		3,022		3,950		4,584		4,185		4,378
Total comprehensive income for the year	$ 22,938		$ (5,462)		$ 14,727		$ 21,449		$ 22,871		$ 23,623
Earnings (loss) per share
Basic earnings (loss) per share ($) (in dollars per share)	$ 0.91		$ (0.44)		$ 0.85		$ 1.4		$ 1.57		$ 1.94
Diluted earnings (loss) per share ($) (in dollars per share)	$ 0.91		$ (0.44)		$ 0.85		$ 1.4		$ 1.57		$ 1.94

[1]	Refer to note 41.
[2]	Unaudited and restated. Refer to note 2.2 and note 41.
[3]	Other expenses include impairment of plant and equipment of $1,711 for Blanket , as well as $1,973 and $126 retirement benefits for Blanket and Bilboes respectively.
[4]	Other expenses include impairment of plant and equipment of $26 for Blanket and $851 for the Bilboes oxide mine, as well as impairment of the solar VAT and duty receivable amounting to $720 for Blanket.
[5]	Other expenses include impairment of plant and equipment of $8,209 for Blanket, as well as impairment of Connemara North of $720.
[6]	Other expenses include impairment of plant and equipment of $498 for Blanket, as well as impairment of Connemara North of $3,837 and CSR $1,167.
[7]	Other expenses include impairment of exploration and evaluation assets of $2,930 and COVID-19 donations of $1,322.
[8]	Other expenses include impairment of plant and equipment of $144 for Blanket.
[9]	Restated, refer to note 41.
[10]	Restated. Refer to note 41.
[11]	Unaudited. Refer to note 2.2.